Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments April 30, 2022
(Unaudited)
JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 154.2%  (51.0% of Total Investments)
X 734,492,005 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 80.3% (51.0% of Total Investments)
X 734,492,005
Automobiles - 3.0% (1.9% of Total Investments)
$ 9,140 General Motors Financial Co Inc (3) 5.750% N/A (4) BB+ $ 8,408,892
7,485 General Motors Financial Co Inc 5.700% N/A (4) BB+ 7,307,231
11,750 General Motors Financial Co Inc (3),(5) 6.500% N/A (4) BB+ 11,338,750
Total Automobiles 27,054,873
Banks - 31.3% (19.9% of Total Investments)
1,415 Bank of America Corp 6.100% N/A (4) BBB+ 1,429,935
5,560 Bank of America Corp (3) 6.300% N/A (4) BBB+ 5,685,100
3,540 Bank of America Corp 6.250% N/A (4) BBB+ 3,583,542
21,125 Bank of America Corp (3) 6.500% N/A (4) BBB+ 21,534,403
3,685 Bank of America Corp 4.375% N/A (4) BBB+ 3,261,225
9,981 Citigroup Inc 5.950% N/A (4) BBB- 9,756,427
1,820 Citigroup Inc 4.150% N/A (4) BBB- 1,609,972
13,145 Citigroup Inc 6.300% N/A (4) BBB- 12,997,119
6,290 Citigroup Inc (3) 5.000% N/A (4) BBB- 5,951,912
16,055 Citigroup Inc (3),(5) 6.250% N/A (4) BBB- 16,044,885
1,685 Citizens Financial Group Inc 6.375% N/A (4) BB+ 1,630,237
2,015 Citizens Financial Group Inc (3) 4.000% N/A (4) BB+ 1,788,313
3,150 CoBank ACB (3) 6.250% N/A (4) BBB+ 3,150,000
1,900 Fifth Third Bancorp (3) 4.500% N/A (4) Baa3 1,842,842
14,985 First Citizens BancShares Inc/NC (5) 5.800% N/A (4) N/R 14,988,746
910 Goldman Sachs Group Inc/The 4.400% N/A (4) BB+ 850,850
925 Goldman Sachs Group Inc/The 3.800% N/A (4) BBB- 813,985
2,314 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (4) BBB 3,378,440
3,025 Huntington Bancshares Inc/OH (3) 5.700% N/A (4) Baa3 2,850,155
5,525 Huntington Bancshares Inc/OH 5.625% N/A (4) Baa3 5,508,259
2,660 JPMorgan Chase & Co (3) 6.100% N/A (4) BBB+ 2,665,586
4,280 JPMorgan Chase & Co 3.650% N/A (4) BBB+ 3,841,300
7,275 JPMorgan Chase & Co 5.000% N/A (4) BBB+ 6,894,517
28,555 JPMorgan Chase & Co (3),(5) 6.750% N/A (4) BBB+ 29,057,140
2,485 KeyCorp (5) 5.000% N/A (4) Baa3 2,376,157
6,970 M&T Bank Corp (3) 6.450% N/A (4) Baa2 7,004,850
1,440 M&T Bank Corp (3) 3.500% N/A (4) Baa2 1,209,618
1,880 M&T Bank Corp 5.125% N/A (4) Baa2 1,847,100
21,977 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread) (3),(6)
3.804% N/A (4) Baa2 21,786,542
1,922 PNC Financial Services Group Inc/The 5.000% N/A (4) Baa2 1,845,120
4,245 PNC Financial Services Group Inc/The 6.000% N/A (4) Baa2 4,234,388
2,835 PNC Financial Services Group Inc/The 3.400% N/A (4) Baa2 2,438,100
8,290 Regions Financial Corp (5) 5.750% N/A (4) Baa3 8,455,800
875 SVB Financial Group 4.100% N/A (4) Baa2 708,750
3,690 SVB Financial Group 4.000% N/A (4) Baa2 3,209,193
785 SVB Financial Group 4.700% N/A (4) Baa2 642,240
1,930 Truist Financial Corp 5.050% N/A (4) Baa2 1,838,325
4,690 Truist Financial Corp 5.100% N/A (4) Baa2 4,672,413
9,458 Truist Financial Corp (5) 4.950% N/A (4) Baa2 9,446,178
9,735 Truist Financial Corp (5) 4.800% N/A (4) Baa2 9,274,535
6,490 Wells Fargo & Co 5.900% N/A (4) Baa2 6,352,088
11,747 Wells Fargo & Co (3) 3.900% N/A (4) Baa2 10,718,550
13,950 Wells Fargo & Co (3),(5) 5.875% N/A (4) Baa2 14,054,625
1,385 Wells Fargo & Co (3) 7.950% 11/15/29 Baa1 1,687,663
1,105 Zions Bancorp NA 5.800% N/A (4) BB+ 1,088,369

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 9,666 Zions Bancorp NA (5) 7.200% N/A (4) BB+ $ 9,946,314
Total Banks 285,951,808
Capital Markets - 3.7% (2.3% of Total Investments)
2,040 Bank of New York Mellon Corp/The 4.700% N/A (4) Baa1 2,034,900
7,425 Charles Schwab Corp/The 5.375% N/A (4) BBB 7,481,207
1,825 Charles Schwab Corp/The (3) 4.000% N/A (4) BBB 1,654,819
4,325 Charles Schwab Corp/The (3-Month LIBOR reference rate +
4.820% spread) (6)
6.106% N/A (4) BBB 4,303,375
9,704 Goldman Sachs Group Inc/The 5.500% N/A (4) BBB- 9,711,666
7,411 Goldman Sachs Group Inc/The 5.300% N/A (4) BBB- 7,313,693
1,555 Goldman Sachs Group Inc/The 4.125% N/A (4) BBB- 1,394,557
Total Capital Markets 33,894,217
Communications Equipment - 0.2% (0.1% of Total Investments)
2,315 Vodafone Group PLC (3) 4.125% 6/04/81 BB+ 2,000,322
Total Communications Equipment 2,000,322
Consumer Finance - 2.8% (1.8% of Total Investments)
10,109 Ally Financial Inc (3) 4.700% N/A (4) Ba2 8,729,121
6,365 Ally Financial Inc 4.700% N/A (4) Ba2 5,479,056
3,060 American Express Co 3.550% N/A (4) Baa2 2,635,731
3,215 Capital One Financial Corp 3.950% N/A (4) Baa3 2,789,012
6,175 Discover Financial Services (3) 6.125% N/A (4) Ba2 6,283,063
Total Consumer Finance 25,915,983
Diversified Financial Services - 4.9% (3.1% of Total Investments)
9,325 American AgCredit Corp, 144A (3) 5.250% N/A (4) BB+ 8,485,750
2,590 Capital Farm Credit ACA, 144A (3) 5.000% N/A (4) BB 2,343,950
1,100 Compeer Financial ACA, 144A 4.875% N/A (4) BB+ 973,500
12 Compeer Financial ACA, 144A (3) 6.750% N/A (4) BB+ 12,726,000
7,470 Equitable Holdings Inc 4.950% N/A (4) BBB- 7,455,058
13,001 Voya Financial Inc (3) 6.125% N/A (4) BBB- 12,935,995
Total Diversified Financial Services 44,920,253
Electric Utilities - 4.5% (2.8% of Total Investments)
2,070 American Electric Power Co Inc 3.875% 2/15/62 BBB 1,854,808
6,070 Edison International (3) 5.000% N/A (4) BB+ 5,494,100
995 Edison International (3) 5.375% N/A (4) BB+ 917,718
1,565 Electricite de France SA, 144A (3) 5.250% N/A (4) BBB- 1,549,350
21,680 Emera Inc (3) 6.750% 6/15/76 BB+ 21,978,100
7,475 NextEra Energy Capital Holdings Inc (3) 5.650% 5/01/79 BBB 7,348,523
1,905 Southern Co/The 4.000% 1/15/51 BBB- 1,810,055
Total Electric Utilities 40,952,654
Food Products - 4.8% (3.0% of Total Investments)
2,145 Dairy Farmers of America Inc, 144A 7.125% N/A (4) BB+ 2,102,100
7,435 Land O' Lakes Inc, 144A (3) 7.000% N/A (4) BB 7,550,243
3,860 Land O' Lakes Inc, 144A (3) 7.250% N/A (4) BB 4,024,050
28,560 Land O' Lakes Inc, 144A (3) 8.000% N/A (4) BB 29,916,600
Total Food Products 43,592,993
Independent Power Producers & Energy Traders - 1.8% (1.2% of Total Investments)
2,200 AES Andes SA, 144A (3) 7.125% 3/26/79 BB 2,134,022
4,775 AES Andes SA, 144A 6.350% 10/07/79 BB 4,584,048
8,525 Vistra Corp, 144A (5) 8.000% N/A (4) Ba3 8,578,281
1,550 Vistra Corp, 144A 7.000% N/A (4) Ba3 1,507,375
Total Independent Power Producers & Energy Traders 16,803,726

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Industrial Conglomerates - 0.9% (0.6% of Total Investments)
$ 9,026 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (3),(5),(6)
4.156% N/A (4) BBB- $ 8,528,397
Total Industrial Conglomerates 8,528,397
Insurance - 13.5% (8.6% of Total Investments)
1,615 Aegon NV 5.500% 4/11/48 Baa1 1,653,938
1,550 American International Group Inc (3) 5.750% 4/01/48 BBB- 1,498,912
10,404 Assurant Inc (3),(5) 7.000% 3/27/48 BB+ 10,741,714
11,519 Assured Guaranty Municipal Holdings Inc, 144A (3),(5) 6.400% 12/15/66 BBB+ 11,651,469
2,465 AXIS Specialty Finance LLC (3) 4.900% 1/15/40 BBB 2,292,450
5,720 Enstar Finance LLC 5.500% 1/15/42 BB+ 5,319,600
2,395 Enstar Finance LLC 5.750% 9/01/40 BB+ 2,355,756
1,485 Legal & General Group PLC 5.250% 3/21/47 A3 1,483,144
5,075 Markel Corp 6.000% N/A (4) BBB- 5,189,187
11,660 MetLife Capital Trust IV, 144A (3) 7.875% 12/15/37 BBB 13,234,100
1,790 MetLife Inc 3.850% N/A (4) BBB 1,704,617
8,088 MetLife Inc, 144A 9.250% 4/08/38 BBB 9,993,714
1,430 MetLife Inc 5.875% N/A (4) BBB 1,414,077
575 Nationwide Financial Services Capital Trust 7.899% 3/01/37 Baa2 681,375
9,550 Nationwide Financial Services Inc (3) 6.750% 5/15/37 Baa2 10,254,312
2,485 PartnerRe Finance B LLC (3) 4.500% 10/01/50 Baa1 2,323,475
7,281 Provident Financing Trust I (3) 7.405% 3/15/38 BB+ 8,309,441
745 Prudential Financial Inc 3.700% 10/01/50 BBB+ 652,449
1,190 Prudential Financial Inc (5) 5.125% 3/01/52 BBB+ 1,157,275
2,960 QBE Insurance Group Ltd, 144A (3) 5.875% N/A (4) Baa2 2,974,800
9,055 QBE Insurance Group Ltd, 144A (3) 7.500% 11/24/43 Baa1 9,406,129
1,215 QBE Insurance Group Ltd (3) 6.750% 12/02/44 BBB 1,255,630
10,685 SBL Holdings Inc, 144A (3) 7.000% N/A (4) BB 9,589,787
9,700 SBL Holdings Inc, 144A (5) 6.500% N/A (4) BB 8,511,750
Total Insurance 123,649,101
Media - 0.3% (0.2% of Total Investments)
3,110 Paramount Global 6.375% 3/30/62 Baa3 3,014,103
Total Media 3,014,103
Multi-Utilities - 2.2% (1.4% of Total Investments)
2,125 Algonquin Power & Utilities Corp (3) 4.750% 1/18/82 BB+ 1,943,249
6,420 CenterPoint Energy Inc 6.125% N/A (4) BBB- 6,177,452
610 CMS Energy Corp 4.750% 6/01/50 BBB- 585,600
3,400 Dominion Energy Inc 4.350% N/A (4) BBB- 3,105,220
1,320 NiSource Inc 5.650% N/A (4) BBB- 1,273,800
3,005 Sempra Energy 4.125% 4/01/52 BBB- 2,640,799
4,750 Sempra Energy 4.875% N/A (4) BBB- 4,678,750
Total Multi-Utilities 20,404,870
Oil, Gas & Consumable Fuels - 2.2% (1.4% of Total Investments)
5,765 Enbridge Inc 5.750% 7/15/80 BBB- 5,721,763
2,578 Enbridge Inc 5.500% 7/15/77 BBB- 2,469,496
1,540 Enbridge Inc (3) 6.000% 1/15/77 BBB- 1,547,040
3,320 Energy Transfer LP (3) 6.500% N/A (4) BB 3,154,365
1,735 MPLX LP (3) 6.875% N/A (4) BB+ 1,698,565
1,400 Transcanada Trust 5.500% 9/15/79 BBB 1,347,500
3,930 Transcanada Trust 5.600% 3/07/82 BBB 3,802,275
Total Oil, Gas & Consumable Fuels 19,741,004

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors - 2.5% (1.6% of Total Investments)
$ 7,560 AerCap Global Aviation Trust, 144A (3) 6.500% 6/15/45 BB+ $ 7,333,200
3,205 AerCap Holdings NV 5.875% 10/10/79 BB+ 3,004,688
4,180 Air Lease Corp (3) 4.650% N/A (4) BB+ 3,762,000
8,474 ILFC E-Capital Trust I, 144A 4.300% 12/21/65 BB+ 6,779,200
1,960 ILFC E-Capital Trust I, 144A 4.050% 12/21/65 B+ 1,528,800
Total Trading Companies & Distributors 22,407,888
U.S. Agency - 0.9% (0.6% of Total Investments)
5,835 Farm Credit Bank of Texas, 144A (3) 6.200% N/A (4) BBB+ 6,126,750
2,420 Farm Credit Bank of Texas, 144A (3) 5.700% N/A (4) Baa1 2,516,800
Total U.S. Agency 8,643,550
Wireless Telecommunication Services - 0.8% (0.5% of Total Investments)
6,644 Vodafone Group PLC 7.000% 4/04/79 BB+ 7,016,263
Total Wireless Telecommunication Services 7,016,263
Total $1,000 Par (or similar) Institutional Preferred (cost $757,881,696) 734,492,005
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 388,300,009 CONTINGENT CAPITAL SECURITIES - 42.5% (27.0% of Total Investments)
X 388,300,009
Banks - 31.2% (19.8% of Total Investments)
$ 2,025 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A (3)
6.750% N/A (4) Baa2 $ 2,121,187
3,805 Banco Bilbao Vizcaya Argentaria SA (3) 6.125% N/A (4) Ba2 3,533,894
5,975 Banco Bilbao Vizcaya Argentaria SA (5) 6.500% N/A (4) Ba2 5,788,281
4,700 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (4) Ba2 4,505,185
3,120 Banco Mercantil del Norte SA/Grand Cayman, 144A (3) 7.625% N/A (4) Ba2 3,088,800
5,600 Banco Santander SA (3) 7.500% N/A (4) Ba1 5,638,640
4,905 Banco Santander SA 4.750% N/A (4) Ba1 4,332,679
19,365 Barclays PLC (5) 7.750% N/A (4) BBB- 19,534,444
6,440 Barclays PLC 6.125% N/A (4) BBB- 6,315,193
1,220 Barclays PLC 4.375% N/A (4) BBB- 1,017,175
14,810 Barclays PLC (5) 8.000% N/A (4) BBB- 15,263,556
13,145 BNP Paribas SA, 144A (5) 6.625% N/A (4) BBB 13,241,464
13,810 BNP Paribas SA, 144A (5) 7.375% N/A (4) BBB 14,374,967
1,000 BNP Paribas SA, 144A 7.000% N/A (4) BBB 1,030,000
7,445 Credit Agricole SA, 144A (5) 8.125% N/A (4) BBB 8,003,375
7,754 Credit Agricole SA, 144A 7.875% N/A (4) BBB 7,947,850
5,100 Credit Suisse Group AG, 144A 5.250% N/A (4) BB+ 4,481,625
1,815 Danske Bank A/S 6.125% N/A (4) BBB- 1,792,312
1,840 Danske Bank A/S 4.375% N/A (4) BBB- 1,660,600
1,600 Danske Bank A/S (3) 7.000% N/A (4) BBB- 1,589,619
7,010 HSBC Holdings PLC (3) 6.375% N/A (4) BBB 6,985,465
21,344 HSBC Holdings PLC (5) 6.375% N/A (4) BBB 21,435,352
21,850 HSBC Holdings PLC (3),(5) 6.000% N/A (4) BBB 20,976,000
4,585 ING Groep NV 6.500% N/A (4) BBB 4,573,537
9,280 ING Groep NV 5.750% N/A (4) BBB 8,908,800
12,425 ING Groep NV, Reg S (3) 6.750% N/A (4) BBB 12,487,125
3,805 Intesa Sanpaolo SpA, 144A (3) 7.700% N/A (4) BB- 3,833,537
14,395 Lloyds Banking Group PLC (5) 7.500% N/A (4) Baa3 14,792,302
11,190 Lloyds Banking Group PLC (3),(5) 7.500% N/A (4) Baa3 11,413,800
3,350 Macquarie Bank Ltd/London, 144A 6.125% N/A (4) BB+ 3,226,050
9,649 NatWest Group PLC (3) 6.000% N/A (4) BBB- 9,509,572
7,440 NatWest Group PLC 8.000% N/A (4) BBB- 7,830,600
3,985 Nordea Bank Abp, 144A 6.625% N/A (4) BBB+ 4,034,812
1,975 Societe Generale SA, 144A 8.000% N/A (4) BB 2,058,543
2,066 Societe Generale SA, 144A (3) 6.750% N/A (4) BB 1,970,481

Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 6,536 Societe Generale SA, 144A 7.875% N/A (4) BB+ $ 6,688,978
2,820 Societe Generale SA, 144A 4.750% N/A (4) BB+ 2,500,310
5,406 Standard Chartered PLC, 144A 6.000% N/A (4) BBB- 5,372,213
5,300 Standard Chartered PLC, 144A 4.300% N/A (4) BBB- 4,385,750
2,010 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- 2,060,793
3,820 UniCredit SpA, Reg S (3) 8.000% N/A (4) BB- 3,849,452
285,715 Total Banks 284,154,318
Capital Markets - 11.3% (7.2% of Total Investments)
8,090 Credit Suisse Group AG, 144A 6.375% N/A (4) BB+ 7,615,845
6,925 Credit Suisse Group AG, 144A 7.500% N/A (4) BB+ 6,929,778
8,750 Credit Suisse Group AG, 144A (5) 7.500% N/A (4) BB+ 8,665,125
10,229 Credit Suisse Group AG, 144A (3),(5) 7.250% N/A (4) BB+ 9,975,321
18,020 Deutsche Bank AG (3) 6.000% N/A (4) BB- 16,758,600
15,645 UBS Group AG (3) 7.000% N/A (4) BBB 15,938,657
15,780 UBS Group AG (3) 6.875% N/A (4) BBB 15,977,250
13,430 UBS Group AG, 144A (3) 7.000% N/A (4) BBB 13,648,238
2,800 UBS Group AG 5.125% N/A (4) BBB 2,688,000
2,940 UBS Group AG, 144A 4.875% N/A (4) BBB 2,690,100
3,755 UBS Group AG, 144A 3.875% N/A (4) BBB 3,258,777
106,364 Total Capital Markets 104,145,691
Total Contingent Capital Securities (cost $403,683,109) 388,300,009
Shares Description (1) Coupon Ratings (2) Value
X 274,543,964 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 30.0% (19.1% of Total Investments)
X 274,543,964
Banks - 8.0% (5.1% of Total Investments)
63,000 Bank of America Corp 4.375% BBB+ $ 1,157,940
93,724 CoBank ACB (5),(8) 6.200% BBB+ 9,747,296
127,675 CoBank ACB (8) 6.250% BBB+ 12,831,337
165,500 Farm Credit Bank of Texas (3),(5),(8) 6.750% Baa1 17,087,875
221,181 Fifth Third Bancorp (3) 6.625% Baa3 5,726,376
152,267 FNB Corp/PA (3) 7.250% Ba1 3,911,739
138,275 KeyCorp 6.125% Baa3 3,693,325
219,461 Regions Financial Corp (3) 6.375% Baa3 5,640,148
61,900 Regions Financial Corp 5.700% Baa3 1,501,075
91,115 Synovus Financial Corp 5.875% BB- 2,329,811
66,100 Truist Financial Corp 4.750% Baa2 1,342,491
68,200 Wells Fargo & Co 4.750% Baa2 1,326,490
141,500 Western Alliance Bancorp (3) 4.250% Ba1 3,108,755
160,747 Wintrust Financial Corp 6.875% BB 4,274,263
Total Banks 73,678,921
Capital Markets - 3.7% (2.4% of Total Investments)
57,993 Goldman Sachs Group Inc/The 5.500% BB+ 1,475,342
203,611 Morgan Stanley (5) 5.850% Baa3 5,137,105
110,293 Morgan Stanley 6.875% Baa3 2,867,618
100,352 Morgan Stanley 6.375% Baa3 2,612,163
534,260 Morgan Stanley (3) 7.125% Baa3 13,960,214
90,333 Stifel Financial Corp (3) 6.125% BB- 2,270,972
228,112 Stifel Financial Corp (3) 6.250% BB- 5,759,828
Total Capital Markets 34,083,242
Consumer Finance - 0.5% (0.3% of Total Investments)
84,573 Capital One Financial Corp (3) 5.000% Baa3 1,757,427
132,414 Synchrony Financial (3) 5.625% BB- 2,738,322
Total Consumer Finance 4,495,749

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPC
Shares   Description (1) Coupon Ratings (2) Value
Diversified Financial Services - 1.7% (1.1% of Total Investments)
74,600 AgriBank FCB (5),(8) 6.875% BBB+ $ 7,795,700
114,400 Equitable Holdings Inc 5.250% BBB- 2,489,344
204,839 Voya Financial Inc 5.350% BBB- 5,049,281
Total Diversified Financial Services 15,334,325
Diversified Telecommunication Services - 0.5% (0.3% of Total Investments)
52,800 AT&T Inc (3) 4.750% BBB- 1,024,848
169,674 Qwest Corp 6.750% BBB- 3,807,485
Total Diversified Telecommunication Services 4,832,333
Equity Real Estate Investment Trusts (Reits) - 1.0% (0.6% of Total Investments)
113,302 Pebblebrook Hotel Trust 6.375% N/R 2,520,969
122,210 Pebblebrook Hotel Trust 5.700% N/R 2,380,651
63,800 Summit Hotel Properties Inc 5.875% N/R 1,411,256
116,627 Sunstone Hotel Investors Inc 6.125% N/R 2,659,096
Total Equity Real Estate Investment Trusts (Reits) 8,971,972
Food Products - 2.9% (1.9% of Total Investments)
345,175 CHS Inc 7.100% N/R 9,129,879
334,672 CHS Inc 6.750% N/R 8,862,114
229,411 CHS Inc (3) 7.875% N/R 6,297,332
23,900 Dairy Farmers of America Inc (8),(9) 7.875% BB+ 2,407,925
Total Food Products 26,697,250
Insurance - 8.0% (5.1% of Total Investments)
366,279 American Equity Investment Life Holding Co (5) 5.950% BB 9,043,428
165,974 American Equity Investment Life Holding Co 6.625% BB 4,297,067
277,612 Argo Group US Inc (3) 6.500% BBB- 6,837,583
357,481 Aspen Insurance Holdings Ltd 5.950% BB+ 8,754,710
107,800 Aspen Insurance Holdings Ltd 5.625% BB+ 2,510,662
82,800 Assurant Inc 5.250% BB+ 1,810,008
236,052 Athene Holding Ltd 6.375% BBB 6,227,052
411,533 Athene Holding Ltd (3) 6.350% BBB 10,473,515
63,400 Delphi Financial Group Inc (8),(9) 3.696% BBB 1,299,700
365,346 Enstar Group Ltd (3) 7.000% BB+ 9,389,392
219,645 Maiden Holdings North America Ltd 7.750% N/R 4,480,758
157,800 Reinsurance Group of America Inc (5) 5.750% BBB+ 4,080,708
113,445 Reinsurance Group of America Inc (3),(5) 6.200% BBB+ 2,883,772
46,100 Selective Insurance Group Inc 4.600% BBB- 890,652
Total Insurance 72,979,007
Multi-Utilities - 0.1% (0.1% of Total Investments)
35,674 Algonquin Power & Utilities Corp 6.200% BB+ 913,254
Total Multi-Utilities 913,254
Oil, Gas & Consumable Fuels - 1.7% (1.1% of Total Investments)
60,200 Energy Transfer LP 7.600% BB 1,456,840
235,591 NuStar Energy LP 7.625% B2 5,055,783
212,148 NuStar Energy LP 7.592% B2 5,091,552
156,195 NuStar Logistics LP 8.020% B 3,950,171
Total Oil, Gas & Consumable Fuels 15,554,346
Thrifts & Mortgage Finance - 1.2% (0.7% of Total Investments)
75,580 Federal Agricultural Mortgage Corp 6.000% N/R 1,987,754
337,570 New York Community Bancorp Inc (3) 6.375% Ba2 8,682,300
Total Thrifts & Mortgage Finance 10,670,054

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Shares   Description (1) Coupon Ratings (2) Value
Trading Companies & Distributors - 0.5% (0.3% of Total Investments)
167,841 Air Lease Corp 6.150% BB+ $ 4,196,025
Total Trading Companies & Distributors 4,196,025
Wireless Telecommunication Services - 0.2% (0.1% of Total Investments)
98,638 United States Cellular Corp 6.250% BB+ 2,137,486
Total Wireless Telecommunication Services 2,137,486
Total $25 Par (or similar) Retail Preferred (cost $280,279,811) 274,543,964
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 12,909,272 CORPORATE BONDS - 1.4% (0.9% of Total Investments)
X 12,909,272
Banks - 0.1% (0.1% of Total Investments)
$ 1,180 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 $ 1,228,142
Insurance - 1.3% (0.8% of Total Investments)
2,575 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 2,589,162
7,117 Liberty Mutual Group Inc, 144A (3) 7.800% 3/15/37 Baa3 9,091,968
9,692 Total Insurance 11,681,130
$ 10,872 Total Corporate Bonds (cost $10,728,321) 12,909,272
Total Long-Term Investments (cost $1,452,572,937) 1,410,245,250
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.2% (2.0% of Total Investments)
X 28,817,957 REPURCHASE AGREEMENTS - 3.2% (2.0% of Total Investments)
X 28,817,957
$ 28,818 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/30/22, repurchase price
$28,817,957, collateralized by $34,194,800, U.S. Treasury
Bond,
2.250%, due 8/15/46, value $29,394,373
0.000% 5/02/22 $ 28,817,957
Total Short-Term Investments (cost $28,817,957) 28,817,957
Total Investments (cost $ 1,481,390,894 ) - 157 .4% 1,439,063,207
Borrowings - (47.4)% (10),(11) (433,400,000)
Reverse Repurchase Agreements, including accrued interest - (11.2)%(12) (102,001,984)
Other Assets Less Liabilities - 1.2% (13) 10,664,594
Net Assets Applicable to Common Shares - 100% $ 914,325,817
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index FixedRate
Fixed Rate
Payment
Frequency
Effective
Date Optional
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Capital
Services, LLC $ 277,500,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 4,996,514 $ 4,996,514
Morgan Stanley Capital
Services, LLC 48,000,000 Receive
1-Month
LIBOR 2.364% Monthly 6/01/18 7/01/25 7/01/28 326,917 326,917
Total unrealized appreciation on interest rate swaps $ 5,323,431

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPC
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 734,492,005 $ – $ 734,492,005
Contingent Capital Securities – 388,300,009 – 388,300,009
$25 Par (or similar) Retail Preferred 223,374,131 51,169,833 – 274,543,964
Corporate Bonds – 12,909,272 – 12,909,272
Short-Term Investments:
Repurchase Agreements – 28,817,957 – 28,817,957
Investments in Derivatives:
Interest Rate Swaps* – 5,323,431 – 5,323,431
Total
$ 223,374,131 $ 1,221,012,507 $ – $ 1,444,386,638
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $312,594,796 have been pledged as collateral for reverse repurchase agreements.
(4) Perpetual security. Maturity date is not applicable.
(5) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$334,134,589.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Borrowings as a percentage of Total investments is 30.1%.
(11) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $948,057,774 have been pledged as collateral for borrowings.
(12) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 7.1%.
(13) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.